Expense Example (Invesco Basic Value Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Basic Value Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 679
3 Years	951
5 Years	1,244
10 Years	2,074
Class B, Invesco Basic Value Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	712
3 Years	955
5 Years	1,324
10 Years	2,229
Class C, Invesco Basic Value Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	312
3 Years	655
5 Years	1,124
10 Years	2,421
Class R, Invesco Basic Value Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	162
3 Years	502
5 Years	866
10 Years	1,889
Class Y, Invesco Basic Value Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	111
3 Years	347
5 Years	601
10 Years	$ 1,329